Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

As of September 30, 2020 and December 31, 2019, property and equipment consist of the following:

	September 30,	December 31,
	2020	2019
Laboratory equipment	$332,126	$214,838
Furniture and fixtures	93,417	93,417
Computer software and equipment	61,771	50,403
Leasehold improvements	158,092	158,092
Construction Work in Progress – Software	244,479	220,384
	889,885	737,134
Less: accumulated depreciation	(464,359)	(393,107)
Property and equipment, net	$425,526	$344,027

As of December 31, 2019 and 2018, property and equipment consist of the following:

	December 31,
	2019	2018
Laboratory equipment	$214,838	$94,905
Furniture and fixtures	93,417	93,417
Computer equipment	50,403	26,830
Leasehold improvements	158,092	158,092
Software	220,384	-
Total property and equipment	737,134	373,244
Less: accumulated depreciation	(393,107)	(347,091)
Property and equipment, net	$344,027	$26,153